11 Related-Party Balances and Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2017	Mar. 31, 2015	Mar. 18, 2015	Mar. 17, 2015	Nov. 17, 2008
Disclosure of transactions between related parties [line items]
Accounts receivable, current	R$ 168,054	R$ 192,906			R$ 696,283
Undisputed reimbursement								R$ 915,251
Reimbursement receivable related to the reservoirs								696,283
Remaining debit balance								R$ 218,967
Agreement transaction amount						R$ 1,012,310
Inflation adjustment amount						R$ 316,027
Preferred shares issued for installments, value							R$ 87,174
Monthly installment payable				R$ 609,109
Receivables in current assets	75,377	68,888
Receivables in non-current assets	634,288	647,107
Disputed amounts receivable	1,281,409	1,195,217
Actuarial liability amount	2,549,541	3,046,255
Other liabilities, current	17,255	16,653
Other liabilities, non-current	73,660	87,231
Balance related to the first amendment with EMAE	17,813
Expenses related to personnel assigned by SABESP to other state government entities	2,108	4,881	R$ 8,903
Expenses related to personnel by other entities to SABESP	13	139	R$ 116
Non-operating assets	3,613	3,613
Net actuarial liability	319,053	314,677
Compensation to Officers	6,426	5,344
Bonus program	1,439	1,348
Total loan agreement related party	9,420	23,866
Related party - non curent	34,992
Total amortization amount	3,000
Amortization of principal amount	1,231
Amortization of interest	R$ 1,769
Connect to the Network Program expenditure concentration	20.00%
Total program amount	R$ 130,436	117,272
Total program amount recorded under intangible assets	78,262	65,099
Total reimbursed program amount	R$ 52,174	R$ 52,174
Number of shares issued	683,509,869	683,509,869	683,509,869
State Government [member]
Disclosure of transactions between related parties [line items]
Connect to the Network Program expenditure concentration	80.00%
Preference shares [member]
Disclosure of transactions between related parties [line items]
Number of shares issued	2,221,000
Value of shares issued	R$ 87,174
Reimbursement for benefits GESP 2015 [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, current	75,377	R$ 68,888
Allowance for losses [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, current	R$ 39,127	R$ 39,417	R$ 33,820